Assets held for sale or exchange and liabilities related to assets held for sale or exchange	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange and liabilities related to assets held for sale or exchange	Assets held for sale or exchange and liabilities related to assets held for sale or exchange
Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	December 31, 2019	December 31, 2018	December 31, 2017
Assets held for sale or exchange	325	68	34
Liabilities related to assets held for sale or exchange	6	—	—

As of December 31, 2019, assets held for sale mainly comprise assets associated with the planned divestment of Seprafilm®, which is expected to be completed in the first quarter of 2020.